Vanguard Consumer Discretionary Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund	Vanguard Consumer Discretionary Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund	Vanguard Consumer Discretionary Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Consumer Discretionary ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Consumer Discretionary ETF. This example assumes that Consumer Discretionary ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Discretionary Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Consumer Discretionary ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Consumer Discretionary ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Consumer Discretionary ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Consumer Discretionary ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Consumer Discretionary ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Consumer Discretionary ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Discretionary Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 21.25%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.41% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Consumer Discretionary Index Fund ETF) Vanguard Consumer Discretionary Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Discretionary Index Fund - ETF Shares	3.71%	1.71%	3.81%
Vanguard Consumer Discretionary Index Fund - ETF Shares Return After Taxes on Distributions	3.49%	1.50%	3.64%
Vanguard Consumer Discretionary Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	2.69%	1.41%	3.26%
Vanguard Consumer Discretionary Index Fund - ETF Shares Based on Market Value	3.70%	1.69%	3.81%
Vanguard Consumer Discretionary Index Fund - ETF Shares MSCI US IMI Consumer Discretionary	3.83%	1.82%	3.96%
Vanguard Consumer Discretionary Index Fund - ETF Shares MSCI US IMI Consumer Discretionary 25 50	3.83%	none
Vanguard Consumer Discretionary Index Fund - ETF Shares Spliced US IMI Consumer Discretionary 25 50	3.83%	1.82%	3.96%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Discretionary Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund (USD $)	Vanguard Consumer Discretionary Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund	Vanguard Consumer Discretionary Index Fund - Admiral Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Discretionary Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Discretionary Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 21.25%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.06% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.39% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Consumer Discretionary Index Fund Retail) Vanguard Consumer Discretionary Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Discretionary Index Fund - Admiral Shares	3.69%	1.68%	3.15%
Vanguard Consumer Discretionary Index Fund - Admiral Shares Return After Taxes on Distributions	3.48%	1.49%	2.97%
Vanguard Consumer Discretionary Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	2.68%	1.39%	2.67%
Vanguard Consumer Discretionary Index Fund - Admiral Shares MSCI US IMI Consumer Discretionary	3.83%	1.82%	3.31%
Vanguard Consumer Discretionary Index Fund - Admiral Shares MSCI US IMI Consumer Discretionary 25 50	3.83%	none
Vanguard Consumer Discretionary Index Fund - Admiral Shares Spliced US IMI Consumer Discretionary 25 50	3.83%	1.82%	3.31%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Staples Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund	Vanguard Consumer Staples Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund	Vanguard Consumer Staples Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Consumer Staples ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Consumer Staples ETF. This example assumes that Consumer Staples ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Staples Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Consumer Staples ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Consumer Staples ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Consumer Staples ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Consumer Staples ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Consumer Staples ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Consumer Staples ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Staples Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.50% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.15% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Consumer Staples Index Fund ETF) Vanguard Consumer Staples Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Staples Index Fund - ETF Shares	13.64%	7.36%	8.26%
Vanguard Consumer Staples Index Fund - ETF Shares Return After Taxes on Distributions	13.25%	7.00%	7.93%
Vanguard Consumer Staples Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	9.38%	6.32%	7.20%
Vanguard Consumer Staples Index Fund - ETF Shares Based on Market Value	13.62%	7.38%	8.27%
Vanguard Consumer Staples Index Fund - ETF Shares MSCI US IMI Consumer Staples	14.03%	7.52%	8.25%
Vanguard Consumer Staples Index Fund - ETF Shares MSCI US IMI Consumer Staples 25 50	13.82%	none
Vanguard Consumer Staples Index Fund - ETF Shares Spliced US IMI Consumer Staples 25 50	13.82%	7.49%	8.23%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Staples Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund (USD $)	Vanguard Consumer Staples Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund	Vanguard Consumer Staples Index Fund - Admiral Shares
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Consumer Staples Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Consumer Staples Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.49% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.18% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Consumer Staples Index Fund Retail) Vanguard Consumer Staples Index Fund	One Year	Five Years	Since Inception
Vanguard Consumer Staples Index Fund - Admiral Shares	13.65%	7.34%	8.31%
Vanguard Consumer Staples Index Fund - Admiral Shares Return After Taxes on Distributions	13.26%	6.98%	7.98%
Vanguard Consumer Staples Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	9.39%	6.30%	7.24%
Vanguard Consumer Staples Index Fund - Admiral Shares MSCI US IMI Consumer Staples	14.03%	7.52%	8.32%
Vanguard Consumer Staples Index Fund - Admiral Shares MSCI US IMI Consumer Staples 25 50	13.82%	none
Vanguard Consumer Staples Index Fund - Admiral Shares Spliced US IMI Consumer Staples 25 50	13.82%	7.49%	8.30%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Energy Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund	Vanguard Energy Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund	Vanguard Energy Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Energy ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Energy ETF. This example assumes that Energy ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Energy Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/ Energy 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection); or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Energy ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Energy ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Energy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Energy ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Energy ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Energy ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Energy Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 6.16%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.97% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.62% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Energy Index Fund ETF) Vanguard Energy Index Fund	One Year	Five Years	Since Inception
Vanguard Energy Index Fund - ETF Shares	2.80%	4.94%	11.79%
Vanguard Energy Index Fund - ETF Shares Return After Taxes on Distributions	2.55%	4.72%	11.58%
Vanguard Energy Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	2.14%	4.23%	10.43%
Vanguard Energy Index Fund - ETF Shares Based on Market Value	2.75%	4.95%	11.80%
Vanguard Energy Index Fund - ETF Shares MSCI US IMI Energy	3.49%	4.87%	11.62%
Vanguard Energy Index Fund - ETF Shares MSCI US IMI Energy 25 50	2.99%	none
Vanguard Energy Index Fund - ETF Shares Spliced US IMI Energy 25 50	2.99%	4.80%	11.58%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Energy Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund (USD $)	Vanguard Energy Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund	Vanguard Energy Index Fund - Admiral Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Energy Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/ Energy 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection); or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Energy Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 6.18%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.95% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.64% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Energy Index Fund Retail) Vanguard Energy Index Fund	One Year	Five Years	Since Inception
Vanguard Energy Index Fund - Admiral Shares	2.79%	4.91%	10.98%
Vanguard Energy Index Fund - Admiral Shares Return After Taxes on Distributions	2.54%	4.70%	10.77%
Vanguard Energy Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	2.14%	4.20%	9.68%
Vanguard Energy Index Fund - Admiral Shares MSCI US IMI Energy	3.49%	4.87%	10.79%
Vanguard Energy Index Fund - Admiral Shares MSCI US IMI Energy 25 50	2.99%	none
Vanguard Energy Index Fund - Admiral Shares Spliced US IMI Energy 25 50	2.99%	4.80%	10.74%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Extended Duration Treasury Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - ETF Shares
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in Extended Duration Treasury ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Extended Duration Treasury ETF. This example assumes that Extended Duration Treasury ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Extended Duration Treasury ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Extended Duration Treasury ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Extended Duration Treasury ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Extended Duration Treasury ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Duration Treasury Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 5.28%

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.06% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	One Year	Since Inception
Vanguard Extended Duration Treasury Index Fund - ETF Shares	55.81%	13.95%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Return After Taxes on Distributions	53.00%	11.03%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	36.30%	10.16%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Based on Market Value	56.17%	13.99%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index	56.24%	14.55%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Extended Duration Treasury Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.50%	0.50%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Management Expenses	0.07%	0.05%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.10%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	60	82	106	178
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares	58	76	95	152

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares(including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Duration Treasury Index Fund Institutional Shares

1 If applicable shareholder fees were reflected, returns would be less that those shown. The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 5.33%

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.05% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	One Year	Since Inception
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	55.40%	13.30%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Return After Taxes on Distributions	52.64%	10.43%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	36.07%	9.62%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index	56.24%	13.83%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Financials Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund	Vanguard Financials Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund		Vanguard Financials Index Fund - ETF Shares
Management Expenses		0.10%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.19%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Example

The following example is intended to help you compare the cost of investing in Financials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Financials ETF. This example assumes that Financials ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Financials Index Fund - ETF Shares	19	61	107	243

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including real estate investment trusts).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Financials ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Financials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Financials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Financials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Financials ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Financials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Financials Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.32%

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Financials Index Fund ETF) Vanguard Financials Index Fund	One Year	Five Years	Since Inception
Vanguard Financials Index Fund - ETF Shares	(14.35%)	(13.86%)	(5.25%)
Vanguard Financials Index Fund - ETF Shares Return After Taxes on Distributions	(14.70%)	(14.24%)	(5.64%)
Vanguard Financials Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(9.08%)	(11.18%)	(4.29%)
Vanguard Financials Index Fund - ETF Shares Based on Market Value	(14.35%)	(13.89%)	(5.25%)
Vanguard Financials Index Fund - ETF Shares MSCI US IMI Financials	(14.24%)	(13.87%)	(5.19%)
Vanguard Financials Index Fund - ETF Shares MSCI US IMI Financials 25 50	(14.24%)	none
Vanguard Financials Index Fund - ETF Shares Spliced US IMI Financials 25 50	(14.24%)	(13.87%)	(5.19%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Financials Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund (USD $)	Vanguard Financials Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund		Vanguard Financials Index Fund - Admiral Shares
Management Expenses		0.11%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.19%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Financials Index Fund - Admiral Shares	19	61	107	243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including real estate investment trusts).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Financials Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.41%

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Financials Index Fund Retail) Vanguard Financials Index Fund	One Year	Five Years	Since Inception
Vanguard Financials Index Fund - Admiral Shares	(14.39%)	(13.88%)	(5.09%)
Vanguard Financials Index Fund - Admiral Shares Return After Taxes on Distributions	(14.75%)	(14.26%)	(5.48%)
Vanguard Financials Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	(9.11%)	(11.20%)	(4.16%)
Vanguard Financials Index Fund - Admiral Shares MSCI US IMI Financials	(14.24%)	(13.87%)	(5.00%)
Vanguard Financials Index Fund - Admiral Shares MSCI US IMI Financials 25 50	(14.24%)	none
Vanguard Financials Index Fund - Admiral Shares Spliced US IMI Financials 25 50	(14.24%)	(13.87%)	(5.00%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE Social Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Institutional Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE Social Index Fund - Institutional Shares	16	52	90	205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE Social Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 15.23%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.03% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE Social Index Fund Institutional) Vanguard FTSE Social Index Fund	One Year	Five Years	Since Inception
Vanguard FTSE Social Index Fund - Institutional Shares	(0.52%)	(2.75%)	3.50%
Vanguard FTSE Social Index Fund - Institutional Shares Return After Taxes on Distributions	(0.72%)	(2.98%)	3.27%
Vanguard FTSE Social Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.08%)	(2.34%)	3.01%
Vanguard FTSE Social Index Fund - Institutional Shares Dow Jones U.S. Total Stock Market Float Adjusted Index	1.08%	0.24%	6.45%
Vanguard FTSE Social Index Fund - Institutional Shares FTSE4Good US Select Index	(0.53%)	(2.72%)
Vanguard FTSE Social Index Fund - Institutional Shares Spliced Social Index	(0.53%)	(2.72%)	3.55%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE Social Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Investor Shares
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE Social Index Fund - Investor Shares	30	93	163	368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 15.25%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE Social Index Fund Participant) Vanguard FTSE Social Index Fund	One Year	Five Years	Ten Years
Vanguard FTSE Social Index Fund - Investor Shares	(0.78%)	(2.90%)	0.84%
Vanguard FTSE Social Index Fund - Investor Shares Dow Jones U.S. Total Stock Market Float Adjusted Index	1.08%	0.24%	3.86%
Vanguard FTSE Social Index Fund - Investor Shares FTSE4Good US Select Index	(0.53%)	(2.72%)	none
Vanguard FTSE Social Index Fund - Investor Shares Spliced Social Index	(0.53%)	(2.72%)	1.05%

Vanguard FTSE Social Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund (USD $)	Vanguard FTSE Social Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund	Vanguard FTSE Social Index Fund - Investor Shares
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE Social Index Fund - Investor Shares	30	93	163	368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 15.25%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE Social Index Fund Retail) Vanguard FTSE Social Index Fund	One Year	Five Years	Ten Years
Vanguard FTSE Social Index Fund - Investor Shares	(0.78%)	(2.90%)	0.84%
Vanguard FTSE Social Index Fund - Investor Shares Return After Taxes on Distributions	(0.96%)	(3.10%)	0.62%
Vanguard FTSE Social Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.27%)	(2.46%)	0.68%
Vanguard FTSE Social Index Fund - Investor Shares Dow Jones U.S. Total Stock Market Float Adjusted Index	1.08%	0.24%	3.86%
Vanguard FTSE Social Index Fund - Investor Shares FTSE4Good US Select Index	(0.53%)	(2.72%)	none
Vanguard FTSE Social Index Fund - Investor Shares Spliced Social Index	(0.53%)	(2.72%)	1.05%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Health Care Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund	Vanguard Health Care Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund	Vanguard Health Care Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Health Care ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Health Care ETF. This example assumes that Health Care ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Health Care Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Health Care ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Health Care ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Health Care ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Health Care ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Health Care ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Health Care ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Health Care Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.70%

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.17% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.74% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Health Care Index Fund ETF) Vanguard Health Care Index Fund	One Year	Five Years	Since Inception
Vanguard Health Care Index Fund - ETF Shares	10.57%	3.31%	3.89%
Vanguard Health Care Index Fund - ETF Shares Return After Taxes on Distributions	10.29%	3.03%	3.67%
Vanguard Health Care Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	7.24%	2.80%	3.34%
Vanguard Health Care Index Fund - ETF Shares Based on Market Value	10.55%	3.31%	3.89%
Vanguard Health Care Index Fund - ETF Shares MSCI US IMI Health Care	10.72%	3.49%	4.09%
Vanguard Health Care Index Fund - ETF Shares MSCI US IMI Health Care 25 50	10.72%	none
Vanguard Health Care Index Fund - ETF Shares Spliced US IMI Health Care 25 50	10.72%	3.49%	4.09%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Health Care Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund (USD $)	Vanguard Health Care Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund	Vanguard Health Care Index Fund - Admiral Shares
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Health Care Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Health Care Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.71%

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.18% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.73% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Health Care Index Fund Retail) Vanguard Health Care Index Fund	One Year	Five Years	Since Inception
Vanguard Health Care Index Fund - Admiral Shares	10.57%	3.29%	3.86%
Vanguard Health Care Index Fund - Admiral Shares Return After Taxes on Distributions	10.28%	3.01%	3.65%
Vanguard Health Care Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	7.24%	2.79%	3.32%
Vanguard Health Care Index Fund - Admiral Shares MSCI US IMI Health Care	10.72%	3.49%	4.10%
Vanguard Health Care Index Fund - Admiral Shares MSCI US IMI Health Care 25 50	10.72%	none
Vanguard Health Care Index Fund - Admiral Shares Spliced US IMI Health Care 25 50	10.72%	3.49%	4.10%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Industrials Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund	Vanguard Industrials Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund	Vanguard Industrials Index Fund - ETF Shares
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Industrials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Industrials ETF. This example assumes that Industrials ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Industrials Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrials sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense; construction, engineering, and building products; electrical equipment; and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail) and transportation infrastructure.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Industrials ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Industrials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Industrials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Industrials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Industrials ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Industrials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Industrials Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 11.28%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.47% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.22% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Industrials Index Fund ETF) Vanguard Industrials Index Fund	One Year	Five Years	Since Inception
Vanguard Industrials Index Fund - ETF Shares	(2.20%)	0.71%	4.96%
Vanguard Industrials Index Fund - ETF Shares Return After Taxes on Distributions	(2.48%)	0.45%	4.72%
Vanguard Industrials Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.05%)	0.57%	4.28%
Vanguard Industrials Index Fund - ETF Shares Based on Market Value	(2.28%)	0.70%	4.96%
Vanguard Industrials Index Fund - ETF Shares MSCI US IMI Industrials	(2.02%)	0.84%	4.90%
Vanguard Industrials Index Fund - ETF Shares MSCI US IMI Industrials 25 50	(2.02%)	none
Vanguard Industrials Index Fund - ETF Shares Spliced US IMI Industrials 25 50	(2.02%)	0.84%	4.90%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Industrials Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund (USD $)	Vanguard Industrials Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund	Vanguard Industrials Index Fund - Admiral Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Industrials Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrials sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense; construction, engineering, and building products; electrical equipment; and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail) and transportation infrastructure.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Industrials Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 11.29%

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.45% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.24% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Industrials Index Fund Retail) Vanguard Industrials Index Fund	One Year	Five Years	Since Inception
Vanguard Industrials Index Fund - Admiral Shares	(2.21%)	0.68%	0.51%
Vanguard Industrials Index Fund - Admiral Shares Return After Taxes on Distributions	(2.50%)	0.43%	0.26%
Vanguard Industrials Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.06%)	0.56%	0.41%
Vanguard Industrials Index Fund - Admiral Shares MSCI US IMI Industrials	(2.02%)	0.84%	0.68%
Vanguard Industrials Index Fund - Admiral Shares MSCI US IMI Industrials 25 50	(2.02%)	none
Vanguard Industrials Index Fund - Admiral Shares Spliced US IMI Industrials 25 50	(2.02%)	0.84%	0.68%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Information Technology Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund	Vanguard Information Technology Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund	Vanguard Information Technology Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Information Technology ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Information Technology ETF. This example assumes that Information Technology ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Information Technology Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the Internet, applications, systems, databases, management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Information Technology ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Information Technology ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Information Technology ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Information Technology ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Information Technology ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Information Technology ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Information Technology Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.66%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.61% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Information Technology Index Fund ETF) Vanguard Information Technology Index Fund	One Year	Five Years	Since Inception
Vanguard Information Technology Index Fund - ETF Shares	0.52%	3.80%	3.01%
Vanguard Information Technology Index Fund - ETF Shares Return After Taxes on Distributions	0.40%	3.70%	2.91%
Vanguard Information Technology Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	0.50%	3.25%	2.58%
Vanguard Information Technology Index Fund - ETF Shares Based on Market Value	0.53%	3.79%	3.01%
Vanguard Information Technology Index Fund - ETF Shares MSCI US IMI Information Technology	0.69%	3.95%	3.18%
Vanguard Information Technology Index Fund - ETF Shares MSCI US IMI Information Technology 25 50	0.66%	none
Vanguard Information Technology Index Fund - ETF Shares Spliced US IMI Information Technology 25 50	0.66%	3.98%	3.20%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Information Technology Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund (USD $)	Vanguard Information Technology Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund	Vanguard Information Technology Index Fund - Admiral Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Information Technology Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the Internet, applications, systems, databases, management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Information Technology Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.68%

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.60% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Information Technology Index Fund Retail) Vanguard Information Technology Index Fund	One Year	Five Years	Since Inception
Vanguard Information Technology Index Fund - Admiral Shares	0.53%	3.78%	4.49%
Vanguard Information Technology Index Fund - Admiral Shares Return After Taxes on Distributions	0.41%	3.68%	4.39%
Vanguard Information Technology Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	0.50%	3.23%	3.88%
Vanguard Information Technology Index Fund - Admiral Shares MSCI US IMI Information Technology	0.69%	3.95%	4.68%
Vanguard Information Technology Index Fund - Admiral Shares MSCI US IMI Information Technology 25 50	0.66%	none
Vanguard Information Technology Index Fund - Admiral Shares Spliced US IMI Information Technology 25 50	0.66%	3.98%	4.70%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard International Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Growth Fund Participant) Vanguard International Growth Fund	Vanguard International Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Growth Fund Participant) Vanguard International Growth Fund	Vanguard International Growth Fund - Investor Shares
Management Expenses	0.44%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Growth Fund Participant) Vanguard International Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Growth Fund - Investor Shares	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30%.

Primary Investment Strategies

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.35%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard International Growth Fund Participant) Vanguard International Growth Fund	One Year	Five Years	Ten Years
Vanguard International Growth Fund - Investor Shares	(13.68%)	(2.02%)	5.57%
Vanguard International Growth Fund - Investor Shares MSCI ACWI ex USA Index	(13.71%)	(2.92%)	6.31%
Vanguard International Growth Fund - Investor Shares Spliced International Index	(13.71%)	(5.00%)	4.51%

Vanguard International Growth Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund	Vanguard International Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund	Vanguard International Growth Fund - Admiral Shares
Management Expenses	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.36%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Growth Fund - Admiral Shares	37	116	202	456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30%.

Primary Investment Strategies

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Growth Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.50%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.11% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.16% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard International Growth Fund Participant:) Vanguard International Growth Fund	One Year	Five Years	Ten Years
Vanguard International Growth Fund - Admiral Shares	(13.58%)	(1.85%)	5.75%
Vanguard International Growth Fund - Admiral Shares MSCI ACWI ex USA Index	(13.71%)	(2.92%)	6.31%
Vanguard International Growth Fund - Admiral Shares Spliced International Index	(13.71%)	(5.00%)	4.51%

Vanguard International Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard International Growth Fund Retail) Vanguard International Growth Fund (USD $)	Vanguard International Growth Fund - Investor Shares	Vanguard International Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard International Growth Fund Retail) Vanguard International Growth Fund	Vanguard International Growth Fund - Investor Shares	Vanguard International Growth Fund - Admiral Shares
Management Expenses	0.44%	0.32%
12b-1 Distribution Fee	none	none
Other Expenses	0.05%	0.04%
Total Annual Fund Operating Expenses	0.49%	0.36%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard International Growth Fund Retail) Vanguard International Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard International Growth Fund - Investor Shares	50	157	274	616
Vanguard International Growth Fund - Admiral Shares	37	116	202	456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30%.

Primary Investment Strategies

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard International Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.35%

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard International Growth Fund Retail) Vanguard International Growth Fund	One Year	Five Years	Ten Years
Vanguard International Growth Fund - Investor Shares	(13.68%)	(2.02%)	5.57%
Vanguard International Growth Fund - Investor Shares Return After Taxes on Distributions	(13.93%)	(2.89%)	4.73%
Vanguard International Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.53%)	(1.81%)	4.71%
Vanguard International Growth Fund - Investor Shares MSCI ACWI ex USA Index	(13.71%)	(2.92%)	6.31%
Vanguard International Growth Fund - Investor Shares Spliced International Index	(13.71%)	(5.00%)	4.51%
Vanguard International Growth Fund - Admiral Shares	(13.58%)	(1.85%)	5.75%
Vanguard International Growth Fund - Admiral Shares MSCI ACWI ex USA Index	(13.71%)	(2.92%)	6.31%
Vanguard International Growth Fund - Admiral Shares Spliced International Index	(13.71%)	(5.00%)	4.51%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Materials Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund	Vanguard Materials Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund	Vanguard Materials Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Materials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Materials ETF. This example assumes that Materials ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Materials Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Materials ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Materials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Materials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Materials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Materials ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Materials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Materials Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 13.39%

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.30% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Materials Index Fund ETF) Vanguard Materials Index Fund	One Year	Five Years	Since Inception
Vanguard Materials Index Fund - ETF Shares	(9.45%)	2.90%	7.14%
Vanguard Materials Index Fund - ETF Shares Return After Taxes on Distributions	(9.74%)	2.57%	6.82%
Vanguard Materials Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(5.76%)	2.45%	6.21%
Vanguard Materials Index Fund - ETF Shares Based on Market Value	(9.57%)	2.88%	7.13%
Vanguard Materials Index Fund - ETF Shares MSCI US IMI Materials	(9.30%)	2.96%	7.27%
Vanguard Materials Index Fund - ETF Shares MSCI US IMI Materials 25 50	(9.30%)	none
Vanguard Materials Index Fund - ETF Shares Spliced US IMI Materials 25 50	(9.30%)	2.96%	7.27%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Materials Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund (USD $)	Vanguard Materials Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund	Vanguard Materials Index Fund - Admiral Shares
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Materials Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Materials Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 13.40%

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.31% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Materials Index Fund Retail) Vanguard Materials Index Fund	One Year	Five Years	Since Inception
Vanguard Materials Index Fund - Admiral Shares	(9.47%)	2.87%	6.65%
Vanguard Materials Index Fund - Admiral Shares Return After Taxes on Distributions	(9.76%)	2.55%	6.34%
Vanguard Materials Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	(5.77%)	2.43%	5.77%
Vanguard Materials Index Fund - Admiral Shares MSCI US IMI Materials	(9.30%)	2.96%	6.80%
Vanguard Materials Index Fund - Admiral Shares MSCI US IMI Materials 25 50	(9.30%)	none
Vanguard Materials Index Fund - Admiral Shares Spliced US IMI Materials 25 50	(9.30%)	2.96%	6.80%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Growth Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example
Expense Example, No Redemption (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares	12	39	68	154

The following example is intended to help you compare the cost of investing in MegaCap 300 Growth ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 Growth ETF. This example assumes that MegaCap 300 Growth ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Growth Index, which represents the growth companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 Growth ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 Growth ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 Growth ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 Growth ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 Growth ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 Growth ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Growth Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.32%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.24% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.23% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Mega Cap 300 Growth Index Fund ETF) Vanguard Mega Cap 300 Growth Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares	3.05%	0.83%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares Return After Taxes on Distributions	2.83%	0.63%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	2.25%	0.68%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares Based on Market Value	3.04%	0.84%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares MSCI US Large Cap Growth Index	3.15%	0.92%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Growth Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund	Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares	9	29	51	115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Growth Index, which represents the growth companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Growth Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.32%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.60% (quarter ended June 30, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Mega Cap 300 Growth Index Fund Institutional) Vanguard Mega Cap 300 Growth Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares	3.07%	2.31%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares Return After Taxes on Distributions	2.85%	2.08%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	2.27%	1.93%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares MSCI US Large Cap Growth Index	3.15%	2.36%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in MegaCap 300 ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 ETF. This example assumes that MegaCap 300 ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Index Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 ETF Shares may also be halted if (1)the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 16.95%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.54% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.46% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Mega Cap 300 Index Fund ETF) Vanguard Mega Cap 300 Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Index Fund - ETF Shares	2.32%	(1.31%)
Vanguard Mega Cap 300 Index Fund - ETF Shares Return After Taxes on Distributions	2.00%	(1.61%)
Vanguard Mega Cap 300 Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	1.92%	(1.14%)
Vanguard Mega Cap 300 Index Fund - ETF Shares Based on Market Value	2.33%	(1.30%)
Vanguard Mega Cap 300 Index Fund - ETF Shares MSCI US Large Cap 300 Index	2.43%	(1.23%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund	Vanguard Mega Cap 300 Index Fund - Institutional Shares
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Index Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 16.97%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.36% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Mega Cap 300 Index Fund Institutional) Vanguard Mega Cap 300 Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Index Fund - Institutional Shares	2.34%	0.30%
Vanguard Mega Cap 300 Index Fund - Institutional Shares Return After Taxes on Distributions	2.02%	(0.03%)
Vanguard Mega Cap 300 Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	1.94%	0.21%
Vanguard Mega Cap 300 Index Fund - Institutional Shares MSCI US Large Cap 300 Index	2.43%	0.34%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Value Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example

The following example is intended to help you compare the cost of investing in MegaCap 300 Value ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 Value ETF. This example assumes that MegaCap 300 Value ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Value Index Fund - ETF Shares	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Value Index, which represents the value companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 Value ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 Value ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 Value ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 Value ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 Value ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 Value ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Value Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 14.57%

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.12% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.64% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Mega Cap 300 Value Index Fund ETF) Vanguard Mega Cap 300 Value Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Value Index Fund - ETF Shares	1.47%	(3.46%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares Return After Taxes on Distributions	1.05%	(3.87%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	1.50%	(2.96%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares Based on Market Value	1.45%	(3.46%)
Vanguard Mega Cap 300 Value Index Fund - ETF Shares MSCI US Large Cap Value Index	1.58%	(3.45%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Value Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund	Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Value Index, which represents the value companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Mega Cap 300 Value Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 14.62%

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.08% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.97% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Mega Cap 300 Value Index Fund Institutional) Vanguard Mega Cap 300 Value Index Fund	One Year	Since Inception
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares	1.49%	(1.49%)
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares Return After Taxes on Distributions	1.06%	(1.93%)
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	1.51%	(1.31%)
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares MSCI US Large Cap Value Index	1.58%	(1.51%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Telecommunication Services Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund	Vanguard Telecommunication Services Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund	Vanguard Telecommunication Services Index Fund - ETF Shares
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Telecommunication Services ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Telecommunication Services ETF. This example assumes that Telecommunication Services ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Telecommunication Services Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communication services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Telecommunication Services ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Telecommunication Services ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Telecommunication Services ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Telecommunication Services ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Telecommunication Services ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Telecommunication Services ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Telecommunication Services Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.65%

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.16% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.85% (quarter ended March 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Telecommunication Services Index Fund ETF) Vanguard Telecommunication Services Index Fund	One Year	Five Years	Since Inception
Vanguard Telecommunication Services Index Fund - ETF Shares	(2.25%)	(0.44%)	5.96%
Vanguard Telecommunication Services Index Fund - ETF Shares Return After Taxes on Distributions	(2.71%)	(0.87%)	5.54%
Vanguard Telecommunication Services Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.85%)	(0.41%)	5.15%
Vanguard Telecommunication Services Index Fund - ETF Shares Based on Market Value	(2.36%)	(0.47%)	5.95%
Vanguard Telecommunication Services Index Fund - ETF Shares MSCI US IMI Telecommunication Services	4.48%	0.44%	5.64%
Vanguard Telecommunication Services Index Fund - ETF Shares MSCI US IMI Telecommunication Services 25 50	(2.09%)	none
Vanguard Telecommunication Services Index Fund - ETF Shares Spliced US IMI Telecommunication Services 25 50	(2.09%)	(0.87%)	4.70%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Telecommunication Services Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund (USD $)	Vanguard Telecommunication Services Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund	Vanguard Telecommunication Services Index Fund - Admiral Shares
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Telecommunication Services Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communication services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Telecommunication Services Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.62%

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.20% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.88% (quarter ended March 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Telecommunication Services Index Fund Retail) Vanguard Telecommunication Services Index Fund	One Year	Five Years	Since Inception
Vanguard Telecommunication Services Index Fund - Admiral Shares	(2.23%)	(0.46%)	5.31%
Vanguard Telecommunication Services Index Fund - Admiral Shares Return After Taxes on Distributions	(2.69%)	(0.88%)	4.89%
Vanguard Telecommunication Services Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.84%)	(0.43%)	4.57%
Vanguard Telecommunication Services Index Fund - Admiral Shares MSCI US IMI Telecommunication Services	4.48%	0.44%	5.48%
Vanguard Telecommunication Services Index Fund - Admiral Shares MSCI US IMI Telecommunication Services 25 50	(2.09%)	none
Vanguard Telecommunication Services Index Fund - Admiral Shares Spliced US IMI Telecommunication Services 25 50	(2.09%)	(0.87%)	4.47%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard U.S. Growth Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Investor Shares
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Growth Fund - Investor Shares	46	144	252	567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

Primary Investment Strategies

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 17.78%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.34% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.69% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard U.S. Growth Fund Participant) Vanguard U.S. Growth Fund	One Year	Five Years	Ten Years
Vanguard U.S. Growth Fund - Investor Shares	(0.68%)	0.48%	0.04%
Vanguard U.S. Growth Fund - Investor Shares Russell 1000 Growth Index	2.64%	2.50%	2.60%
Vanguard U.S. Growth Fund - Investor Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%

Vanguard U.S. Growth Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Admiral Shares
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.31%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Growth Fund - Admiral Shares	32	100	174	393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

Primary Investment Strategies

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard U.S. Growth Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 17.89%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.62% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard U.S. Growth Fund Participant:) Vanguard U.S. Growth Fund	One Year	Five Years	Ten Years
Vanguard U.S. Growth Fund - Admiral Shares	(0.53%)	0.66%	0.23%
Vanguard U.S. Growth Fund - Admiral Shares Russell 1000 Growth Index	2.64%	2.50%	2.60%
Vanguard U.S. Growth Fund - Admiral Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%

Vanguard U.S. Growth Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund (USD $)	Vanguard U.S. Growth Fund - Investor Shares	Vanguard U.S. Growth Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund	Vanguard U.S. Growth Fund - Investor Shares	Vanguard U.S. Growth Fund - Admiral Shares
Management Expenses	0.43%	0.29%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.45%	0.31%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Growth Fund - Investor Shares	46	144	252	567
Vanguard U.S. Growth Fund - Admiral Shares	32	100	174	393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

Primary Investment Strategies

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 17.78%

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.34% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.69% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard U.S. Growth Fund Retail) Vanguard U.S. Growth Fund	One Year	Five Years	Ten Years
Vanguard U.S. Growth Fund - Investor Shares	(0.68%)	0.48%	0.04%
Vanguard U.S. Growth Fund - Investor Shares Return After Taxes on Distributions	(0.74%)	0.38%	(0.04%)
Vanguard U.S. Growth Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.36%)	0.40%	0.02%
Vanguard U.S. Growth Fund - Investor Shares Russell 1000 Growth Index	2.64%	2.50%	2.60%
Vanguard U.S. Growth Fund - Investor Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%
Vanguard U.S. Growth Fund - Admiral Shares	(0.53%)	0.66%	0.23%
Vanguard U.S. Growth Fund - Admiral Shares Russell 1000 Growth Index	2.64%	2.50%	2.60%
Vanguard U.S. Growth Fund - Admiral Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Utilities Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund	Vanguard Utilities Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund	Vanguard Utilities Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in Utilities ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Utilities ETF. This example assumes that Utilities ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Utilities Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Utilities ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Utilities ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Utilities ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Utilities ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Utilities ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Utilities ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Utilities Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 4.46%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.86% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Utilities Index Fund ETF) Vanguard Utilities Index Fund	One Year	Five Years	Since Inception
Vanguard Utilities Index Fund - ETF Shares	18.91%	3.62%	9.23%
Vanguard Utilities Index Fund - ETF Shares Return After Taxes on Distributions	18.25%	3.07%	8.69%
Vanguard Utilities Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	13.06%	3.01%	8.04%
Vanguard Utilities Index Fund - ETF Shares Based on Market Value	18.86%	3.61%	9.24%
Vanguard Utilities Index Fund - ETF Shares MSCI US IMI Utilities	19.12%	3.83%	9.46%
Vanguard Utilities Index Fund - ETF Shares MSCI US IMI Utilities 25 50	19.12%	none
Vanguard Utilities Index Fund - ETF Shares Spliced US IMI Utilities 25 50	19.12%	3.83%	9.46%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Utilities Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund (USD $)	Vanguard Utilities Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund	Vanguard Utilities Index Fund - Admiral Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Utilities Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Utilities Index Fund Admiral Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 4.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.90% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Utilities Index Fund Retail) Vanguard Utilities Index Fund	One Year	Five Years	Since Inception
Vanguard Utilities Index Fund - Admiral Shares	18.92%	3.60%	9.48%
Vanguard Utilities Index Fund - Admiral Shares Return After Taxes on Distributions	18.26%	3.05%	8.92%
Vanguard Utilities Index Fund - Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares	13.06%	2.99%	8.25%
Vanguard Utilities Index Fund - Admiral Shares MSCI US IMI Utilities	19.12%	3.83%	9.72%
Vanguard Utilities Index Fund - Admiral Shares MSCI US IMI Utilities 25 50	19.12%	none
Vanguard Utilities Index Fund - Admiral Shares Spliced US IMI Utilities 25 50	19.12%	3.83%	9.72%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (USD $)	12 Months Ended
Aug. 31, 2012
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.50%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.50%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Institutional | Vanguard Extended Duration Treasury Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)

Annual Fund Operating Expenses	12 Months Ended
Aug. 31, 2012
Vanguard U.S. Growth Fund - Investor Shares | Vanguard U.S. Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%
Vanguard International Growth Fund - Investor Shares | Vanguard International Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.44%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%
Vanguard FTSE Social Index Fund - Investor Shares | Vanguard FTSE Social Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%
Vanguard FTSE Social Index Fund - Institutional Shares | Vanguard FTSE Social Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%
Vanguard U.S. Growth Fund - Admiral Shares | Vanguard U.S. Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.31%
Vanguard International Growth Fund - Admiral Shares | Vanguard International Growth Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.36%
Vanguard Mega Cap 300 Index Fund - Institutional Shares | Vanguard Mega Cap 300 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares | Vanguard Mega Cap 300 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares | Vanguard Mega Cap 300 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Extended Duration Treasury Index Fund - ETF Shares | Vanguard Extended Duration Treasury Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Energy Index Fund - ETF Shares | Vanguard Energy Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Materials Index Fund - ETF Shares | Vanguard Materials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Industrials Index Fund - ETF Shares | Vanguard Industrials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.14%
Vanguard Consumer Discretionary Index Fund - ETF Shares | Vanguard Consumer Discretionary Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Consumer Staples Index Fund - ETF Shares | Vanguard Consumer Staples Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Health Care Index Fund - ETF Shares | Vanguard Health Care Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Financials Index Fund - ETF Shares | Vanguard Financials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.19% [1]
Vanguard Information Technology Index Fund - ETF Shares | Vanguard Information Technology Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Telecommunication Services Index Fund - ETF Shares | Vanguard Telecommunication Services Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.14%
Vanguard Utilities Index Fund - ETF Shares | Vanguard Utilities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares | Vanguard Extended Duration Treasury Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares | Vanguard Extended Duration Treasury Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%
Vanguard Mega Cap 300 Index Fund - ETF Shares | Vanguard Mega Cap 300 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares | Vanguard Mega Cap 300 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Mega Cap 300 Value Index Fund - ETF Shares | Vanguard Mega Cap 300 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Energy Index Fund - Admiral Shares | Vanguard Energy Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%
Vanguard Materials Index Fund - Admiral Shares | Vanguard Materials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%
Vanguard Industrials Index Fund - Admiral Shares | Vanguard Industrials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Consumer Discretionary Index Fund - Admiral Shares | Vanguard Consumer Discretionary Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Consumer Staples Index Fund - Admiral Shares | Vanguard Consumer Staples Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%
Vanguard Health Care Index Fund - Admiral Shares | Vanguard Health Care Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%
Vanguard Financials Index Fund - Admiral Shares | Vanguard Financials Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.19% [1]
Vanguard Information Technology Index Fund - Admiral Shares | Vanguard Information Technology Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%
Vanguard Telecommunication Services Index Fund - Admiral Shares | Vanguard Telecommunication Services Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%
Vanguard Utilities Index Fund - Admiral Shares | Vanguard Utilities Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2012
Vanguard U.S. Growth Fund - Investor Shares | Vanguard U.S. Growth Fund
Expense Example, No Redemption:
1 YEAR	$ 46
3 YEAR	144
5 YEAR	252
10 YEAR	567
Vanguard International Growth Fund - Investor Shares | Vanguard International Growth Fund
Expense Example, No Redemption:
1 YEAR	50
3 YEAR	157
5 YEAR	274
10 YEAR	616
Vanguard FTSE Social Index Fund - Investor Shares | Vanguard FTSE Social Index Fund
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Vanguard FTSE Social Index Fund - Institutional Shares | Vanguard FTSE Social Index Fund
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Vanguard U.S. Growth Fund - Admiral Shares | Vanguard U.S. Growth Fund
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard International Growth Fund - Admiral Shares | Vanguard International Growth Fund
Expense Example, No Redemption:
1 YEAR	37
3 YEAR	116
5 YEAR	202
10 YEAR	456
Vanguard Mega Cap 300 Index Fund - Institutional Shares | Vanguard Mega Cap 300 Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares | Vanguard Mega Cap 300 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Mega Cap 300 Value Index Fund - Institutional Shares | Vanguard Mega Cap 300 Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Extended Duration Treasury Index Fund - ETF Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Energy Index Fund - ETF Shares | Vanguard Energy Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Materials Index Fund - ETF Shares | Vanguard Materials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Industrials Index Fund - ETF Shares | Vanguard Industrials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Discretionary Index Fund - ETF Shares | Vanguard Consumer Discretionary Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Staples Index Fund - ETF Shares | Vanguard Consumer Staples Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Health Care Index Fund - ETF Shares | Vanguard Health Care Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Financials Index Fund - ETF Shares | Vanguard Financials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Information Technology Index Fund - ETF Shares | Vanguard Information Technology Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Telecommunication Services Index Fund - ETF Shares | Vanguard Telecommunication Services Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Utilities Index Fund - ETF Shares | Vanguard Utilities Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Extended Duration Treasury Index Fund - Institutional Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	60
3 YEAR	82
5 YEAR	106
10 YEAR	178
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares | Vanguard Extended Duration Treasury Index Fund
Expense Example, No Redemption:
1 YEAR	58
3 YEAR	76
5 YEAR	95
10 YEAR	152
Vanguard Mega Cap 300 Index Fund - ETF Shares | Vanguard Mega Cap 300 Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Mega Cap 300 Growth Index Fund - ETF Shares | Vanguard Mega Cap 300 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Mega Cap 300 Value Index Fund - ETF Shares | Vanguard Mega Cap 300 Value Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Energy Index Fund - Admiral Shares | Vanguard Energy Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Materials Index Fund - Admiral Shares | Vanguard Materials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Industrials Index Fund - Admiral Shares | Vanguard Industrials Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Discretionary Index Fund - Admiral Shares | Vanguard Consumer Discretionary Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Consumer Staples Index Fund - Admiral Shares | Vanguard Consumer Staples Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Health Care Index Fund - Admiral Shares | Vanguard Health Care Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Financials Index Fund - Admiral Shares | Vanguard Financials Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Information Technology Index Fund - Admiral Shares | Vanguard Information Technology Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Telecommunication Services Index Fund - Admiral Shares | Vanguard Telecommunication Services Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Utilities Index Fund - Admiral Shares | Vanguard Utilities Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	$ 179

Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.71%
Five Years	1.71%
Since Inception	3.81%
Inception Date	Jan 26, 2004
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.69%
Five Years	1.68%
Since Inception	3.15%
Inception Date	Jul 14, 2005
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.64%
Five Years	7.36%
Since Inception	8.26%
Inception Date	Jan 26, 2004
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.65%
Five Years	7.34%
Since Inception	8.31%
Inception Date	Jan 30, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.80%
Five Years	4.94%
Since Inception	11.79%
Inception Date	Sep 23, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.79%
Five Years	4.91%
Since Inception	10.98%
Inception Date	Oct 7, 2004
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	55.81%
Since Inception	13.95%
Inception Date	Dec 6, 2007
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	55.40%
Since Inception	13.30%
Inception Date	Nov 28, 2007
Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.35%)
Five Years	(13.86%)
Since Inception	(5.25%)
Inception Date	Jan 26, 2004
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.39%)
Five Years	(13.88%)
Since Inception	(5.09%)
Inception Date	Feb 4, 2004
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.78%)
Five Years	(2.90%)
Ten Years	0.84%
Inception Date	May 31, 2000
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.52%)
Five Years	(2.75%)
Since Inception	3.50%
Inception Date	Jan 14, 2003
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.57%
Five Years	3.31%
Since Inception	3.89%
Inception Date	Jan 26, 2004
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.57%
Five Years	3.29%
Since Inception	3.86%
Inception Date	Feb 5, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.20%)
Five Years	0.71%
Since Inception	4.96%
Inception Date	Sep 23, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.21%)
Five Years	0.68%
Since Inception	0.51%
Inception Date	May 8, 2006
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	3.80%
Since Inception	3.01%
Inception Date	Jan 26, 2004
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.53%
Five Years	3.78%
Since Inception	4.49%
Inception Date	Mar 25, 2004
Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.68%)
Five Years	(2.02%)
Ten Years	5.57%
Inception Date	Sep 30, 1981
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.58%)
Five Years	(1.85%)
Ten Years	5.75%
Inception Date	Aug 13, 2001
Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.45%)
Five Years	2.90%
Since Inception	7.14%
Inception Date	Jan 26, 2004
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.47%)
Five Years	2.87%
Since Inception	6.65%
Inception Date	Feb 11, 2004
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.07%
Since Inception	2.31%
Inception Date	Apr 3, 2008
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.05%
Since Inception	0.83%
Inception Date	Dec 17, 2007
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.34%
Since Inception	0.30%
Inception Date	Feb 22, 2008
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.32%
Since Inception	(1.31%)
Inception Date	Dec 17, 2007
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.49%
Since Inception	(1.49%)
Inception Date	Mar 5, 2008
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.47%
Since Inception	(3.46%)
Inception Date	Dec 17, 2007
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.25%)
Five Years	(0.44%)
Since Inception	5.96%
Inception Date	Sep 23, 2004
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.23%)
Five Years	(0.46%)
Since Inception	5.31%
Inception Date	Mar 11, 2005
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.68%)
Five Years	0.48%
Ten Years	0.04%
Inception Date	Jan 6, 1959
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	0.66%
Ten Years	0.23%
Inception Date	Aug 13, 2001
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.91%
Five Years	3.62%
Since Inception	9.23%
Inception Date	Jan 26, 2004
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.92%
Five Years	3.60%
Since Inception	9.48%
Inception Date	Apr 28, 2004
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.49%
Five Years	1.50%
Since Inception	3.64%
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.48%
Five Years	1.49%
Since Inception	2.97%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.25%
Five Years	7.00%
Since Inception	7.93%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.26%
Five Years	6.98%
Since Inception	7.98%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.55%
Five Years	4.72%
Since Inception	11.58%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.54%
Five Years	4.70%
Since Inception	10.77%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	53.00%
Since Inception	11.03%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	52.64%
Since Inception	10.43%
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.70%)
Five Years	(14.24%)
Since Inception	(5.64%)
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.75%)
Five Years	(14.26%)
Since Inception	(5.48%)
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.96%)
Five Years	(3.10%)
Ten Years	0.62%
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.72%)
Five Years	(2.98%)
Since Inception	3.27%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.29%
Five Years	3.03%
Since Inception	3.67%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.28%
Five Years	3.01%
Since Inception	3.65%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.48%)
Five Years	0.45%
Since Inception	4.72%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.50%)
Five Years	0.43%
Since Inception	0.26%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.40%
Five Years	3.70%
Since Inception	2.91%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.41%
Five Years	3.68%
Since Inception	4.39%
Return After Taxes on Distributions | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.93%)
Five Years	(2.89%)
Ten Years	4.73%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.74%)
Five Years	2.57%
Since Inception	6.82%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.76%)
Five Years	2.55%
Since Inception	6.34%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.85%
Since Inception	2.08%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.83%
Since Inception	0.63%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.02%
Since Inception	(0.03%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.00%
Since Inception	(1.61%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.06%
Since Inception	(1.93%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.05%
Since Inception	(3.87%)
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.71%)
Five Years	(0.87%)
Since Inception	5.54%
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.69%)
Five Years	(0.88%)
Since Inception	4.89%
Return After Taxes on Distributions | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.74%)
Five Years	0.38%
Ten Years	(0.04%)
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.25%
Five Years	3.07%
Since Inception	8.69%
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.26%
Five Years	3.05%
Since Inception	8.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.69%
Five Years	1.41%
Since Inception	3.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.68%
Five Years	1.39%
Since Inception	2.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.38%
Five Years	6.32%
Since Inception	7.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.39%
Five Years	6.30%
Since Inception	7.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.14%
Five Years	4.23%
Since Inception	10.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.14%
Five Years	4.20%
Since Inception	9.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	36.30%
Since Inception	10.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	36.07%
Since Inception	9.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.08%)
Five Years	(11.18%)
Since Inception	(4.29%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.11%)
Five Years	(11.20%)
Since Inception	(4.16%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.27%)
Five Years	(2.46%)
Ten Years	0.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.08%)
Five Years	(2.34%)
Since Inception	3.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.24%
Five Years	2.80%
Since Inception	3.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.24%
Five Years	2.79%
Since Inception	3.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.05%)
Five Years	0.57%
Since Inception	4.28%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.06%)
Five Years	0.56%
Since Inception	0.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.50%
Five Years	3.25%
Since Inception	2.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.50%
Five Years	3.23%
Since Inception	3.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.53%)
Five Years	(1.81%)
Ten Years	4.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.76%)
Five Years	2.45%
Since Inception	6.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.77%)
Five Years	2.43%
Since Inception	5.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.27%
Since Inception	1.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.25%
Since Inception	0.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.94%
Since Inception	0.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.92%
Since Inception	(1.14%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.51%
Since Inception	(1.31%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Since Inception	(2.96%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.85%)
Five Years	(0.41%)
Since Inception	5.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.84%)
Five Years	(0.43%)
Since Inception	4.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.36%)
Five Years	0.40%
Ten Years	0.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.06%
Five Years	3.01%
Since Inception	8.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.06%
Five Years	2.99%
Since Inception	8.25%
Based on Market Value | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.70%
Five Years	1.69%
Since Inception	3.81%
Based on Market Value | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.62%
Five Years	7.38%
Since Inception	8.27%
Based on Market Value | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.75%
Five Years	4.95%
Since Inception	11.80%
Based on Market Value | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.17%
Since Inception	13.99%
Based on Market Value | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.35%)
Five Years	(13.89%)
Since Inception	(5.25%)
Based on Market Value | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.55%
Five Years	3.31%
Since Inception	3.89%
Based on Market Value | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.28%)
Five Years	0.70%
Since Inception	4.96%
Based on Market Value | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.53%
Five Years	3.79%
Since Inception	3.01%
Based on Market Value | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.57%)
Five Years	2.88%
Since Inception	7.13%
Based on Market Value | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Since Inception	0.84%
Based on Market Value | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.33%
Since Inception	(1.30%)
Based on Market Value | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.45%
Since Inception	(3.46%)
Based on Market Value | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.36%)
Five Years	(0.47%)
Since Inception	5.95%
Based on Market Value | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.86%
Five Years	3.61%
Since Inception	9.24%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Five Years	2.50%
Ten Years	2.60%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Five Years	2.50%
Ten Years	2.60%
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.43%
Since Inception	0.34%
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.43%
Since Inception	(1.23%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Since Inception	(1.51%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Since Inception	(3.45%)
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.15%
Since Inception	2.36%
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.15%
Since Inception	0.92%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.49%
Five Years	4.87%
Since Inception	11.62%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.49%
Five Years	4.87%
Since Inception	10.79%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.96%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.31%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.03%
Five Years	7.52%
Since Inception	8.25%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.03%
Five Years	7.52%
Since Inception	8.32%
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.19%)
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.00%)
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.09%
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.10%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	4.90%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	0.68%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Five Years	3.95%
Since Inception	3.18%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Five Years	3.95%
Since Inception	4.68%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	7.27%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	6.80%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.48%
Five Years	0.44%
Since Inception	5.64%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.48%
Five Years	0.44%
Since Inception	5.48%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.46%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.72%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
Ten Years	1.05%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
Since Inception	3.55%
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
Ten Years	none
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(2.92%)
Ten Years	6.31%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(2.92%)
Ten Years	6.31%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.24%
Since Inception	14.55%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.24%
Since Inception	13.83%
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	none
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	none
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.96%
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.31%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	7.49%
Since Inception	8.23%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	7.49%
Since Inception	8.30%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	4.80%
Since Inception	11.58%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	4.80%
Since Inception	10.74%
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.19%)
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.00%)
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.09%
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.10%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	4.90%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	0.68%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	3.98%
Since Inception	3.20%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	3.98%
Since Inception	4.70%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	7.27%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	6.80%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	(0.87%)
Since Inception	4.70%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	(0.87%)
Since Inception	4.47%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.46%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.72%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(5.00%)
Ten Years	4.51%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(5.00%)
Ten Years	4.51%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.24%
Ten Years	3.86%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.24%
Since Inception	6.45%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard World Fund
Central Index Key	dei_EntityCentralIndexKey	0000052848
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 27, 2012
Vanguard Consumer Discretionary Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Consumer Discretionary ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Consumer Discretionary ETF. This example assumes that Consumer Discretionary ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Consumer Discretionary ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Consumer Discretionary ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Consumer Discretionary ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Consumer Discretionary ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Consumer Discretionary ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Consumer Discretionary ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Consumer Discretionary Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 21.25%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.41% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Discretionary Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer discretionary stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Discretionary 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer discretionary sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer discretionary sector is made up of those manufacturing and service industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes the following industries: automotive, household durable goods, textiles and apparel, and leisure equipment. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer discretionary sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Consumer Discretionary Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 21.25%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.06% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -25.39% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 26, 2004
2005	rr_AnnualReturn2005	(4.22%)
2006	rr_AnnualReturn2006	16.52%
2007	rr_AnnualReturn2007	(11.53%)
2008	rr_AnnualReturn2008	(38.00%)
2009	rr_AnnualReturn2009	46.52%
2010	rr_AnnualReturn2010	30.57%
2011	rr_AnnualReturn2011	3.71%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	21.25%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.04%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.41%)
One Year	rr_AverageAnnualReturnYear01	3.71%
Five Years	rr_AverageAnnualReturnYear05	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul 14, 2005
2006	rr_AnnualReturn2006	16.47%
2007	rr_AnnualReturn2007	(11.58%)
2008	rr_AnnualReturn2008	(38.01%)
2009	rr_AnnualReturn2009	46.45%
2010	rr_AnnualReturn2010	30.60%
2011	rr_AnnualReturn2011	3.69%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	21.25%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.06%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
One Year	rr_AverageAnnualReturnYear01	3.69%
Five Years	rr_AverageAnnualReturnYear05	1.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2005
Vanguard Consumer Staples Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Consumer Staples ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Consumer Staples ETF. This example assumes that Consumer Staples ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Consumer Staples ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Consumer Staples ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Consumer Staples ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Consumer Staples ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Consumer Staples ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Consumer Staples ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Consumer Staples Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.45%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.50% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.15% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Staples Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of consumer staples stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Consumer Staples 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the consumer staples sector, as classified under the Global Industry Classification Standard (GICS). The GICS consumer staples sector is made up of companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco, as well as producers of nondurable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer supercenters.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the consumer staples sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Consumer Staples Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.45%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.49% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.18% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 26, 2004
2005	rr_AnnualReturn2005	3.95%
2006	rr_AnnualReturn2006	15.81%
2007	rr_AnnualReturn2007	12.92%
2008	rr_AnnualReturn2008	(16.95%)
2009	rr_AnnualReturn2009	16.95%
2010	rr_AnnualReturn2010	14.44%
2011	rr_AnnualReturn2011	13.64%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	12.45%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.50%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.15%)
One Year	rr_AverageAnnualReturnYear01	13.64%
Five Years	rr_AverageAnnualReturnYear05	7.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 30, 2004
2005	rr_AnnualReturn2005	3.90%
2006	rr_AnnualReturn2006	15.77%
2007	rr_AnnualReturn2007	12.87%
2008	rr_AnnualReturn2008	(17.00%)
2009	rr_AnnualReturn2009	16.95%
2010	rr_AnnualReturn2010	14.43%
2011	rr_AnnualReturn2011	13.65%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	12.45%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.49%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.18%)
One Year	rr_AverageAnnualReturnYear01	13.65%
Five Years	rr_AverageAnnualReturnYear05	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2004
Vanguard Energy Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	12.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Energy ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Energy ETF. This example assumes that Energy ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/ Energy 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection); or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Energy ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Energy ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Energy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Energy ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Energy ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Energy ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Energy Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 6.16%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.97% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.62% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	This policy may be changed only upon 60 days| notice to shareholders.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Energy Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of energy stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	12.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/ Energy 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection); or companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the energy sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the energy sector could be affected by, among other things, geopolitical events, government regulation, economic cycles, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods. An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Energy Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 6.18%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.95% (quarter ended December 31, 2010 ), and the lowest return for a quarter was -27.64% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 23, 2004
2005	rr_AnnualReturn2005	39.05%
2006	rr_AnnualReturn2006	18.98%
2007	rr_AnnualReturn2007	34.87%
2008	rr_AnnualReturn2008	(39.31%)
2009	rr_AnnualReturn2009	24.90%
2010	rr_AnnualReturn2010	21.09%
2011	rr_AnnualReturn2011	2.80%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	6.16%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.97%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.62%)
One Year	rr_AverageAnnualReturnYear01	2.80%
Five Years	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 7, 2004
2005	rr_AnnualReturn2005	38.97%
2006	rr_AnnualReturn2006	18.96%
2007	rr_AnnualReturn2007	34.81%
2008	rr_AnnualReturn2008	(39.34%)
2009	rr_AnnualReturn2009	24.85%
2010	rr_AnnualReturn2010	21.10%
2011	rr_AnnualReturn2011	2.79%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	6.18%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.95%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.64%)
One Year	rr_AverageAnnualReturnYear01	2.79%
Five Years	rr_AverageAnnualReturnYear05	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2004
Vanguard Extended Duration Treasury Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	47.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Extended Duration Treasury ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Extended Duration Treasury ETF. This example assumes that Extended Duration Treasury ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Extended Duration Treasury ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Extended Duration Treasury ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Extended Duration Treasury ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Extended Duration Treasury ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Extended Duration Treasury Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 5.28%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.06% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2009 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Extended Duration Treasury Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	47.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Extended Duration Treasury Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares(including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 If applicable shareholder fees were reflected, returns would be less that those shown. The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 5.33%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.05% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2009 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 6, 2007
2008	rr_AnnualReturn2008	55.40%
2009	rr_AnnualReturn2009	(36.66%)
2010	rr_AnnualReturn2010	10.27%
2011	rr_AnnualReturn2011	55.81%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	5.28%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.06%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
One Year	rr_AverageAnnualReturnYear01	55.81%
Since Inception	rr_AverageAnnualReturnSinceInception	13.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2007
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.50%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	60
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	82
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	106
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	178
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov 28, 2007
2008	rr_AnnualReturn2008	55.52%
2009	rr_AnnualReturn2009	(36.65%)
2010	rr_AnnualReturn2010	10.28%
2011	rr_AnnualReturn2011	55.79%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	5.33%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
One Year	rr_AverageAnnualReturnYear01	55.40%
Since Inception	rr_AverageAnnualReturnSinceInception	13.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.50%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	58
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	76
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	95
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	152
Vanguard Financials Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Financials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Financials ETF. This example assumes that Financials ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including real estate investment trusts).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Financials ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Financials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Financials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Financials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Financials ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Financials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Financials Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.32%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Financials Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of financial stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate (including real estate investment trusts).

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the financials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the financials sector could be affected by, among other things, government regulation, interest rates, cost of capital funds, credit losses, and financial markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Financials Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.41%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.92% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -33.25% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 26, 2004
2005	rr_AnnualReturn2005	6.07%
2006	rr_AnnualReturn2006	19.25%
2007	rr_AnnualReturn2007	(17.42%)
2008	rr_AnnualReturn2008	(49.09%)
2009	rr_AnnualReturn2009	14.81%
2010	rr_AnnualReturn2010	14.74%
2011	rr_AnnualReturn2011	(14.35%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	20.32%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.84%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(33.25%)
One Year	rr_AverageAnnualReturnYear01	(14.35%)
Five Years	rr_AverageAnnualReturnYear05	(13.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 4, 2004
2005	rr_AnnualReturn2005	6.04%
2006	rr_AnnualReturn2006	19.21%
2007	rr_AnnualReturn2007	(17.47%)
2008	rr_AnnualReturn2008	(49.12%)
2009	rr_AnnualReturn2009	14.76%
2010	rr_AnnualReturn2010	14.79%
2011	rr_AnnualReturn2011	(14.39%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	20.41%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(33.25%)
One Year	rr_AverageAnnualReturnYear01	(14.39%)
Five Years	rr_AverageAnnualReturnYear05	(13.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2004
Vanguard FTSE Social Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	45.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE Social Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 15.23%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.03% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE Social Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	45.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 15.25%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE Social Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	45.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index is composed primarily of large- and mid-cap stocks that have been screened for certain social and environmental criteria by the Index sponsor, which is independent of Vanguard. The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that the stocks selected for the FTSE4Good US Select Index will, in the aggregate, trail returns of other mutual funds screened with similar criteria, of other asset classes, or of the overall stock market. Historically, mid-cap stocks, which make up part of the Index, have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE Social Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 15.25%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.09% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.25%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 31, 2000
2002	rr_AnnualReturn2002	(24.24%)
2003	rr_AnnualReturn2003	30.45%
2004	rr_AnnualReturn2004	8.27%
2005	rr_AnnualReturn2005	4.10%
2006	rr_AnnualReturn2006	13.09%
2007	rr_AnnualReturn2007	(2.31%)
2008	rr_AnnualReturn2008	(42.39%)
2009	rr_AnnualReturn2009	35.12%
2010	rr_AnnualReturn2010	14.43%
2011	rr_AnnualReturn2011	(0.78%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	15.25%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.09%)
One Year	rr_AverageAnnualReturnYear01	(0.78%)
Five Years	rr_AverageAnnualReturnYear05	(2.90%)
Ten Years	rr_AverageAnnualReturnYear10	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2000
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 14, 2003
2004	rr_AnnualReturn2004	8.51%
2005	rr_AnnualReturn2005	4.09%
2006	rr_AnnualReturn2006	13.35%
2007	rr_AnnualReturn2007	(2.17%)
2008	rr_AnnualReturn2008	(42.33%)
2009	rr_AnnualReturn2009	35.27%
2010	rr_AnnualReturn2010	14.58%
2011	rr_AnnualReturn2011	(0.52%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	15.23%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
One Year	rr_AverageAnnualReturnYear01	(0.52%)
Five Years	rr_AverageAnnualReturnYear05	(2.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 14, 2003
Vanguard Health Care Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	9.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Health Care ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Health Care ETF. This example assumes that Health Care ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Health Care ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Health Care ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Health Care ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Health Care ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Health Care ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Health Care ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Health Care Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.70%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.17% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.74% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Health Care Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	9.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (GICS). The GICS health care sector is made up of two main industry groups. The first group includes companies that manufacture health care equipment and supplies or provide health care-related services (such as distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations). The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the health care sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Health Care Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.71%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.18% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -13.73% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 26, 2004
2005	rr_AnnualReturn2005	8.24%
2006	rr_AnnualReturn2006	6.62%
2007	rr_AnnualReturn2007	7.80%
2008	rr_AnnualReturn2008	(23.50%)
2009	rr_AnnualReturn2009	22.01%
2010	rr_AnnualReturn2010	5.75%
2011	rr_AnnualReturn2011	10.57%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	19.70%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.17%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.74%)
One Year	rr_AverageAnnualReturnYear01	10.57%
Five Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 5, 2004
2005	rr_AnnualReturn2005	8.21%
2006	rr_AnnualReturn2006	6.58%
2007	rr_AnnualReturn2007	7.75%
2008	rr_AnnualReturn2008	(23.53%)
2009	rr_AnnualReturn2009	21.99%
2010	rr_AnnualReturn2010	5.75%
2011	rr_AnnualReturn2011	10.57%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	19.71%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.18%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.73%)
One Year	rr_AverageAnnualReturnYear01	10.57%
Five Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2004
Vanguard Industrials Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Industrials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Industrials ETF. This example assumes that Industrials ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrials sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense; construction, engineering, and building products; electrical equipment; and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail) and transportation infrastructure.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Industrials ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Industrials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Industrials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Industrials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Industrials ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Industrials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Industrials Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 11.28%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.47% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.22% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Industrials Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of industrial stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Industrials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the industrials sector, as classified under the Global Industry Classification Standard (GICS). The GICS industrials sector is made up of companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods (including aerospace and defense; construction, engineering, and building products; electrical equipment; and industrial machinery); the provision of commercial services and supplies (including printing, employment, environmental, and office services); or the provision of transportation services (including airlines, couriers, marine, road, and rail) and transportation infrastructure.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the industrials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Industrials Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 11.29%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.45% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -24.24% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 23, 2004
2005	rr_AnnualReturn2005	5.31%
2006	rr_AnnualReturn2006	15.15%
2007	rr_AnnualReturn2007	13.52%
2008	rr_AnnualReturn2008	(40.01%)
2009	rr_AnnualReturn2009	22.39%
2010	rr_AnnualReturn2010	27.09%
2011	rr_AnnualReturn2011	(2.20%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	11.28%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.47%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.22%)
One Year	rr_AverageAnnualReturnYear01	(2.20%)
Five Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 8, 2006
2007	rr_AnnualReturn2007	13.46%
2008	rr_AnnualReturn2008	(40.03%)
2009	rr_AnnualReturn2009	22.34%
2010	rr_AnnualReturn2010	27.12%
2011	rr_AnnualReturn2011	(2.21%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	11.29%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.45%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.24%)
One Year	rr_AverageAnnualReturnYear01	(2.21%)
Five Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2006
Vanguard Information Technology Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Information Technology ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Information Technology ETF. This example assumes that Information Technology ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the Internet, applications, systems, databases, management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Information Technology ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Information Technology ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Information Technology ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Information Technology ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Information Technology ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Information Technology ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Information Technology Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.66%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.61% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Information Technology Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of information technology stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Information Technology 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the information technology sector, as classified under the Global Industry Classification Standard (GICS). The GICS information technology sector is made up of companies in the following three general areas: technology software and services, including companies that primarily develop software in various fields (such as the Internet, applications, systems, databases, management, and/or home entertainment) and companies that provide information technology consulting and services, data processing, and outsourced services; technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment, and related instruments; and semiconductors and semiconductor equipment manufacturers.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the information technology sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Information Technology Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.68%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.60% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -25.87% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 26, 2004
2005	rr_AnnualReturn2005	2.89%
2006	rr_AnnualReturn2006	8.95%
2007	rr_AnnualReturn2007	15.00%
2008	rr_AnnualReturn2008	(42.83%)
2009	rr_AnnualReturn2009	61.74%
2010	rr_AnnualReturn2010	12.74%
2011	rr_AnnualReturn2011	0.52%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	19.66%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.87%)
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 25, 2004
2005	rr_AnnualReturn2005	2.85%
2006	rr_AnnualReturn2006	8.93%
2007	rr_AnnualReturn2007	14.93%
2008	rr_AnnualReturn2008	(42.86%)
2009	rr_AnnualReturn2009	61.72%
2010	rr_AnnualReturn2010	12.72%
2011	rr_AnnualReturn2011	0.53%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	19.68%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.87%)
One Year	rr_AverageAnnualReturnYear01	0.53%
Five Years	rr_AverageAnnualReturnYear05	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2004
Vanguard International Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	30.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard International Growth Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.35%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard International Growth Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	30.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard International Growth Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.50%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.11% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.16% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees and expenses)
Vanguard International Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	30.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets across developed and emerging markets in Europe, the Far East, and Latin America. In selecting stocks, the Fund's advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Investment style risk, which is the chance that returns from non-U.S. growth stocks and, to the extent that the Fund is invested in them, small- and mid-cap stocks, will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard International Growth Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 12.35%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.03% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.22% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.44%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	50
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	157
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	274
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	616
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 30, 1981
2002	rr_AnnualReturn2002	(17.79%)
2003	rr_AnnualReturn2003	34.45%
2004	rr_AnnualReturn2004	18.95%
2005	rr_AnnualReturn2005	15.00%
2006	rr_AnnualReturn2006	25.92%
2007	rr_AnnualReturn2007	15.98%
2008	rr_AnnualReturn2008	(44.94%)
2009	rr_AnnualReturn2009	41.63%
2010	rr_AnnualReturn2010	15.66%
2011	rr_AnnualReturn2011	(13.68%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	12.35%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.03%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.22%)
One Year	rr_AverageAnnualReturnYear01	(13.68%)
Five Years	rr_AverageAnnualReturnYear05	(2.02%)
Ten Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1981
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.32%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.36%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	37
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	116
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	202
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	456
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug 13, 2001
2002	rr_AnnualReturn2002	(17.63%)
2003	rr_AnnualReturn2003	34.66%
2004	rr_AnnualReturn2004	19.16%
2005	rr_AnnualReturn2005	15.21%
2006	rr_AnnualReturn2006	26.17%
2007	rr_AnnualReturn2007	16.25%
2008	rr_AnnualReturn2008	(44.83%)
2009	rr_AnnualReturn2009	41.88%
2010	rr_AnnualReturn2010	15.81%
2011	rr_AnnualReturn2011	(13.58%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	12.50%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.11%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.16%)
One Year	rr_AverageAnnualReturnYear01	(13.58%)
Five Years	rr_AverageAnnualReturnYear05	(1.85%)
Ten Years	rr_AverageAnnualReturnYear10	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 13, 2001
Vanguard Materials Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Materials ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Materials ETF. This example assumes that Materials ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Materials ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Materials ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Materials ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Materials ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Materials ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Materials ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Materials Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 13.39%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.30% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Materials Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of materials stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Materials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the materials sector, as classified under the Global Industry Classification Standard (GICS). The GICS materials sector is made up of companies in a wide range of commodity-related manufacturing industries. Included within this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, as well as metals, minerals, and mining companies, including producers of steel.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the materials sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Materials Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 13.40%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -31.31% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 26, 2004
2005	rr_AnnualReturn2005	3.71%
2006	rr_AnnualReturn2006	19.50%
2007	rr_AnnualReturn2007	26.42%
2008	rr_AnnualReturn2008	(46.55%)
2009	rr_AnnualReturn2009	51.63%
2010	rr_AnnualReturn2010	24.33%
2011	rr_AnnualReturn2011	(9.45%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	13.39%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.46%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(31.30%)
One Year	rr_AverageAnnualReturnYear01	(9.45%)
Five Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 11, 2004
2005	rr_AnnualReturn2005	3.67%
2006	rr_AnnualReturn2006	19.46%
2007	rr_AnnualReturn2007	26.36%
2008	rr_AnnualReturn2008	(46.57%)
2009	rr_AnnualReturn2009	51.59%
2010	rr_AnnualReturn2010	24.37%
2011	rr_AnnualReturn2011	(9.47%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	13.40%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(31.31%)
One Year	rr_AverageAnnualReturnYear01	(9.47%)
Five Years	rr_AverageAnnualReturnYear05	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 11, 2004
Vanguard Mega Cap 300 Growth Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	16.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example Closing	rr_ExpenseExampleClosingTextBlock

The following example is intended to help you compare the cost of investing in MegaCap 300 Growth ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 Growth ETF. This example assumes that MegaCap 300 Growth ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Growth Index, which represents the growth companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 Growth ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 Growth ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 Growth ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 Growth ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 Growth ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 Growth ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney

An investment in the Fund could lose money over short or even long periods.

An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mega Cap 300 Growth Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.32%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.24% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.23% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Growth Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	16.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Growth Index, which represents the growth companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization growth stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mega Cap 300 Growth Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 19.32%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.60% (quarter ended June 30, 2010 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended June 30, 2010 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr 3, 2008
2009	rr_AnnualReturn2009	35.10%
2010	rr_AnnualReturn2010	14.69%
2011	rr_AnnualReturn2011	3.07%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	19.32%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.27%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.60%)
One Year	rr_AverageAnnualReturnYear01	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2008
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 17, 2007
2008	rr_AnnualReturn2008	(36.47%)
2009	rr_AnnualReturn2009	35.09%
2010	rr_AnnualReturn2010	14.67%
2011	rr_AnnualReturn2011	3.05%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	19.32%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.24%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.23%)
One Year	rr_AverageAnnualReturnYear01	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
Vanguard Mega Cap 300 Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	19.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in MegaCap 300 ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 ETF. This example assumes that MegaCap 300 ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 ETF Shares may also be halted if (1)the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mega Cap 300 Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 16.95%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.54% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.46% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	19.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mega Cap 300 Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 16.97%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.36% (quarter ended September 30, 2011 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb 22, 2008
2009	rr_AnnualReturn2009	25.46%
2010	rr_AnnualReturn2010	13.84%
2011	rr_AnnualReturn2011	2.34%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	16.97%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.36%)
One Year	rr_AverageAnnualReturnYear01	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 17, 2007
2008	rr_AnnualReturn2008	(36.08%)
2009	rr_AnnualReturn2009	25.43%
2010	rr_AnnualReturn2010	13.81%
2011	rr_AnnualReturn2011	2.32%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	16.95%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.54%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.46%)
One Year	rr_AverageAnnualReturnYear01	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
Vanguard Mega Cap 300 Value Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in MegaCap 300 Value ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MegaCap 300 Value ETF. This example assumes that MegaCap 300 Value ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Value Index, which represents the value companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Mega Cap 300 Value ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Mega Cap 300 Value ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Mega Cap 300 Value ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Mega Cap 300 Value ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Mega Cap 300 Value ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers'(which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Mega Cap 300 Value ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mega Cap 300 Value Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 14.57%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.12% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.64% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Value Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Large Cap Value Index, which represents the value companies of the MSCI US Large Cap 300 Index. The Index is a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of large-capitalization value stocks. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

Investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap value stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance advisors.vanguard.com
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Mega Cap 300 Value Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 14.62%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.08% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.97% (quarter ended March 31, 2009 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2009 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 5, 2008
2009	rr_AnnualReturn2009	16.47%
2010	rr_AnnualReturn2010	13.00%
2011	rr_AnnualReturn2011	1.49%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	14.62%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.08%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(16.97%)
One Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2008
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 17, 2007
2008	rr_AnnualReturn2008	(35.78%)
2009	rr_AnnualReturn2009	16.47%
2010	rr_AnnualReturn2010	12.98%
2011	rr_AnnualReturn2011	1.47%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	14.57%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.12%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.64%)
One Year	rr_AverageAnnualReturnYear01	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
Vanguard Telecommunication Services Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	28.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Telecommunication Services ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Telecommunication Services ETF. This example assumes that Telecommunication Services ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communication services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Telecommunication Services ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Telecommunication Services ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Telecommunication Services ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Telecommunication Services ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Telecommunication Services ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Telecommunication Services ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Telecommunication Services Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.65%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.16% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.85% (quarter ended March 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Telecommunication Services Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of telecommunication services stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	28.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Telecommunication Services 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the telecommunication services sector, as classified under the Global Industry Classification Standard (GICS). The GICS telecommunication services sector is made up of companies that provide communication services primarily through fixed-line, cellular, wireless, high-bandwidth, and/or fiber-optic cable networks.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the telecommunication services sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the telecommunication services sector could be affected by, among other things, overall economic conditions, competition, and government regulation.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Telecommunication Services Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 20.62%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.20% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.88% (quarter ended March 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended March 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep 23, 2004
2005	rr_AnnualReturn2005	1.92%
2006	rr_AnnualReturn2006	36.65%
2007	rr_AnnualReturn2007	5.49%
2008	rr_AnnualReturn2008	(38.85%)
2009	rr_AnnualReturn2009	29.65%
2010	rr_AnnualReturn2010	19.65%
2011	rr_AnnualReturn2011	(2.25%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	20.65%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
One Year	rr_AverageAnnualReturnYear01	(2.25%)
Five Years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2004
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 11, 2005
2006	rr_AnnualReturn2006	36.65%
2007	rr_AnnualReturn2007	5.44%
2008	rr_AnnualReturn2008	(38.88%)
2009	rr_AnnualReturn2009	29.60%
2010	rr_AnnualReturn2010	19.67%
2011	rr_AnnualReturn2011	(2.23%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	20.62%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.88%)
One Year	rr_AverageAnnualReturnYear01	(2.23%)
Five Years	rr_AverageAnnualReturnYear05	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2005
Vanguard U.S. Growth Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	43.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 17.78%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.34% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.69% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard U.S. Growth Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	43.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard U.S. Growth Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 17.89%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.46% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.62% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard U.S. Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	43.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. At least 80% of the Fund's assets will be invested in stocks of U.S. companies. The Fund uses multiple investment advisors.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard U.S. Growth Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 17.78%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.34% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.69% (quarter ended December 31, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.43%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.45%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	46
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	144
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	252
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	567
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 6, 1959
2002	rr_AnnualReturn2002	(35.80%)
2003	rr_AnnualReturn2003	26.10%
2004	rr_AnnualReturn2004	7.03%
2005	rr_AnnualReturn2005	11.15%
2006	rr_AnnualReturn2006	1.77%
2007	rr_AnnualReturn2007	10.15%
2008	rr_AnnualReturn2008	(37.82%)
2009	rr_AnnualReturn2009	34.95%
2010	rr_AnnualReturn2010	11.53%
2011	rr_AnnualReturn2011	(0.68%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	17.78%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.69%)
One Year	rr_AverageAnnualReturnYear01	(0.68%)
Five Years	rr_AverageAnnualReturnYear05	0.48%
Ten Years	rr_AverageAnnualReturnYear10	0.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 1959
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.29%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.31%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	32
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	100
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	174
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	393
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug 13, 2001
2002	rr_AnnualReturn2002	(35.67%)
2003	rr_AnnualReturn2003	26.31%
2004	rr_AnnualReturn2004	7.29%
2005	rr_AnnualReturn2005	11.38%
2006	rr_AnnualReturn2006	2.03%
2007	rr_AnnualReturn2007	10.39%
2008	rr_AnnualReturn2008	(37.69%)
2009	rr_AnnualReturn2009	35.14%
2010	rr_AnnualReturn2010	11.74%
2011	rr_AnnualReturn2011	(0.53%)
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	17.89%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.46%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.62%)
One Year	rr_AverageAnnualReturnYear01	(0.53%)
Five Years	rr_AverageAnnualReturnYear05	0.66%
Ten Years	rr_AverageAnnualReturnYear10	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 13, 2001
Vanguard Utilities Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	5.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Utilities ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Utilities ETF. This example assumes that Utilities ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Utilities ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Utilities ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Utilities ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Utilities ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Utilities ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Utilities ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Utilities Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 4.46%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.86% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Utilities Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of utilities stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	5.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Utilities 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the utilities sector, as classified under the Global Industry Classification Standard (GICS). The GICS utilities sector is made up of electric, gas, and water utility companies, as well as companies that operate as independent producers and/or distributors of power. The sector includes both nuclear and nonnuclear facilities.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall market. Because the Fund invests all, or substantially all, of its assets in the utilities sector, the Fund's performance largely depends-for better or for worse-on the general condition of that sector. Companies in the utilities sector could be affected by government regulation, overall economic conditions, and fuel prices.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds. Because the Fund tends to invest a relatively high percentage of its assets in its ten largest holdings and in its single largest holding, nondiversification risk is high for the Fund.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of a small number of issuers as compared with other mutual funds.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Utilities Index Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target Index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Footnotes	rr_BarChartFootnotesTextBlock	1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 4.45%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 11.90% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -17.44% (quarter ended September 30, 2008 ).

Year to Date Return Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 26, 2004
2005	rr_AnnualReturn2005	14.75%
2006	rr_AnnualReturn2006	21.58%
2007	rr_AnnualReturn2007	17.15%
2008	rr_AnnualReturn2008	(28.06%)
2009	rr_AnnualReturn2009	11.45%
2010	rr_AnnualReturn2010	6.95%
2011	rr_AnnualReturn2011	18.91%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	4.46%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.44%)
One Year	rr_AverageAnnualReturnYear01	18.91%
Five Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 26, 2004
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr 28, 2004
2005	rr_AnnualReturn2005	14.72%
2006	rr_AnnualReturn2006	21.54%
2007	rr_AnnualReturn2007	17.08%
2008	rr_AnnualReturn2008	(28.09%)
2009	rr_AnnualReturn2009	11.43%
2010	rr_AnnualReturn2010	6.95%
2011	rr_AnnualReturn2011	18.92%
Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Year to Date Return	rr_BarChartYearToDateReturn	4.45%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.90%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.44%)
One Year	rr_AverageAnnualReturnYear01	18.92%
Five Years	rr_AverageAnnualReturnYear05	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2004
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Ten Years	rr_AverageAnnualReturnYear10	2.60%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	2.50%
Ten Years	rr_AverageAnnualReturnYear10	2.60%
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.23%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.45%)
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.49%
Five Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.49%
Five Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.83%
Five Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.83%
Five Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.03%
Five Years	rr_AverageAnnualReturnYear05	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.03%
Five Years	rr_AverageAnnualReturnYear05	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.32%
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.24%)
Five Years	rr_AverageAnnualReturnYear05	(13.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.19%)
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.24%)
Five Years	rr_AverageAnnualReturnYear05	(13.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.00%)
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%
Five Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%
Five Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Five Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Five Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.69%
Five Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.69%
Five Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.30%)
Five Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.30%)
Five Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.48%
Five Years	rr_AverageAnnualReturnYear05	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.48%
Five Years	rr_AverageAnnualReturnYear05	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.12%
Five Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.12%
Five Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.53%)
Five Years	rr_AverageAnnualReturnYear05	(2.72%)
Ten Years	rr_AverageAnnualReturnYear10	1.05%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.53%)
Five Years	rr_AverageAnnualReturnYear05	(2.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.53%)
Five Years	rr_AverageAnnualReturnYear05	(2.72%)
Ten Years	rr_AverageAnnualReturnYear10	none
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.53%)
Five Years	rr_AverageAnnualReturnYear05	(2.72%)
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.71%)
Five Years	rr_AverageAnnualReturnYear05	(2.92%)
Ten Years	rr_AverageAnnualReturnYear10	6.31%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.71%)
Five Years	rr_AverageAnnualReturnYear05	(2.92%)
Ten Years	rr_AverageAnnualReturnYear10	6.31%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	56.24%
Since Inception	rr_AverageAnnualReturnSinceInception	14.55%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	56.24%
Since Inception	rr_AverageAnnualReturnSinceInception	13.83%
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.83%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.83%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.82%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.82%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.99%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.99%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.24%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.24%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.66%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.66%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.30%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.30%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.09%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.09%)
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.12%
Five Years	rr_AverageAnnualReturnYear05	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.12%
Five Years	rr_AverageAnnualReturnYear05	none
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.83%
Five Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.83%
Five Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.82%
Five Years	rr_AverageAnnualReturnYear05	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.82%
Five Years	rr_AverageAnnualReturnYear05	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.99%
Five Years	rr_AverageAnnualReturnYear05	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	11.58%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.99%
Five Years	rr_AverageAnnualReturnYear05	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.24%)
Five Years	rr_AverageAnnualReturnYear05	(13.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.19%)
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.24%)
Five Years	rr_AverageAnnualReturnYear05	(13.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.00%)
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%
Five Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%
Five Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Five Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.02%)
Five Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.66%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.66%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.30%)
Five Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(9.30%)
Five Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.09%)
Five Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.09%)
Five Years	rr_AverageAnnualReturnYear05	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.12%
Five Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.12%
Five Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.71%)
Five Years	rr_AverageAnnualReturnYear05	(5.00%)
Ten Years	rr_AverageAnnualReturnYear10	4.51%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.71%)
Five Years	rr_AverageAnnualReturnYear05	(5.00%)
Ten Years	rr_AverageAnnualReturnYear10	4.51%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.24%
Ten Years	rr_AverageAnnualReturnYear10	3.86%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

(Vanguard Financials Index Fund ETF) (Vanguard Financials Index Fund)	12 Months Ended
Aug. 31, 2012
Vanguard Financials Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.05%
Vanguard Financials Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.05%

(Vanguard Financials Index Fund Retail) (Vanguard Financials Index Fund)	12 Months Ended
Aug. 31, 2012
Vanguard Financials Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.05%
Vanguard Financials Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.05%

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